Schedule of Estimated Useful Life of Assets (Details)	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years